Post Balance Sheet Events	12 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [text block] [Abstract]
POST BALANCE SHEET EVENTS
28.	POST BALANCE SHEET EVENTS

On 4 January 2021, the Company announced that it had completed its clinical study in Brazil investigating nasally administered Foralumab, its proprietary human monoclonal antibody, either alone or in combination with orally administered dexamethasone in COVID-19 patients.

On 13 January 2021, the Company announced the appointment of Dr Neil Graham MBBS, MD, MPH as Chief Medical Officer.

On 20 January 2021, the Company announced the cancellation of admission of its Ordinary Shares to trading on AIM and admission to listing of its ordinary shares on the standard listing segment of the Official List of the Financial Conduct Authority and admission to trading on the main market for listed securities of London Stock Exchange plc. The last day of trading of the Company’s Ordinary Shares on AIM was 20 January 2021 and the AIM Delisting was effective from 7.00 am 21 January 2021. Admission of shares to the Official List and commencement of dealing in the Ordinary Shares of the Company on the Main Market was effective from 8.00 am on 21 January 2021.

On 5 February 2021, the Company announced the appointment of Dr Thomas Adams, Ph.D. as an executive director. Dr Adams assumed the position of Head of Drug Development with immediate effect and his executive role is to manage and oversee all matters relating to the Company’s pre-clinical and clinical drug development programs and associated intellectual property.

On 30 March 2021, the Company announced that the U.S. Food and Drug Administration (FDA) has allowed evaluation of nasal administration with Foralumab, a fully human anti-CD3 monoclonal antibody, in a secondary progressive multiple sclerosis (SPMS) patient at the Brigham and Women’s Hospital (BWH), Harvard University, Boston, MA. This patient will be treated under an Individual Patient Expanded Access IND. This is the first time a nasally administered antibody will be administered to a patient with SPMS. The treatment is planned to start in the second quarter of 2021 and will continue for six months. Investigators at BWH will follow this patient with detailed routine safety, neurological, imaging and PET studies to evaluate microglial imaging. Modification of immunological and neurodegenerative markers is part of standard investigations that will be conducted at the BWH.